JPMorgan Small Cap Blend Fund Investment Objectives and Goals - R2 R3 R4 R5 Shares [Member] - JPMorgan Small Cap Blend Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/*; R3/*; R4/*; R5/* *The share class does not have an exchange ticker symbol because it currently is not offered to the general public.
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks capital growth over the long term.